UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM 13F

FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  September 30, 2005

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.):  [  ] is a restatement.
				   [  ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:  Bainco International Investors
Address:  38 Newbury Street
	  Boston, MA  02116

13F File Number:  28-7386

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	Robert Katz
Title: 	Partner
Phone:  617-536-0333
Signature, Place, and Date of Signing:

	Robert Katz	Boston, Massachusetts	November 14, 2005

Report Type  (Check only one.):

[x] 	13F Holdings Report.
[  ] 	13 F Notice.
[  ] 	13F Combination Report.

List of other managers reporting for this manager:

I AM SIGNING THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE ACT OF 1934.

FORM 13F SPECIAL ELECTRONIC FILING INSTRUCTIONS Continued

FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:	0

Form 13F  Information Table Entry Total:  	79

Form 13F Information Table Value Total:  	$153,682,000

Bainco International Investors
September 30, 2005
                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
ABB Ltd.                       COM              000375204     2914   395950 SH       SOLE                   395950
Alltel Corp                    COM              020039103     5144    79000 SH       SOLE                    79000
Altria Group, Inc              COM              02209S103     2396    32508 SH       SOLE                    32508
American International Group   COM              026874107      162     2617 SH       SOLE                     2617
Amgen                          COM              031162100      438     5500 SH       SOLE                     5500
Automatic Data Processing      COM              053015103     4428   102890 SH       SOLE                   102890
Bank of America                COM              060505104     3187    75700 SH       SOLE                    75700
Baxter International Inc       COM              071813109     3226    80915 SH       SOLE                    80915
Becton Dickinson & Co          COM              075887109     1218    23240 SH       SOLE                    23240
Bed Bath & Beyond Inc          COM              075896100     4126   102700 SH       SOLE                   102700
Berkshire Hathaway Cl A        COM              084670108      902       11 SH       SOLE                       11
Brunswick Corporation          COM              117043109     1028    27235 SH       SOLE                    27235
Charles Schwab Corp            COM              808513105     3009   208525 SH       SOLE                   208525
China Fund Inc                 COM              169373107       39     1500 SH       SOLE                     1500
Chiron Corp                    COM              170040109     1286    29479 SH       SOLE                    29479
Cisco Systems Inc              COM              17275R102     4434   247446 SH       SOLE                   247446
Citigroup Inc                  COM              172967101     4254    93460 SH       SOLE                    93460
Citrix Systems Inc             COM              177376100     1749    69575 SH       SOLE                    69575
Computer Associates            COM              204912109     2076    74650 SH       SOLE                    74650
Conexant Systems Inc.          COM              207142100       91    50811 SH       SOLE                    50811
ConocoPhillips                 COM              20825C104      489     7000 SH       SOLE                     7000
Cooper Cameron Corp            COM              216640102     3399    45970 SH       SOLE                    45970
Critical Path                  COM              22674V506       10    23024 SH       SOLE                    23024
Cytyc Corporation              COM              232946103        1       25 SH       SOLE                       25
Devon Energy Corporation       COM              25179m103     2444    35610 SH       SOLE                    35610
Emerson Electric               COM              291011104     3161    44030 SH       SOLE                    44030
Emulex                         COM              292475209      291    14400 SH       SOLE                    14400
Enterasys Networks, Inc.       COM              293637104        0      100 SH       SOLE                      100
Exxon Mobil Corp.              COM              30231g102     6355   100013 SH       SOLE                   100013
Fairchild Semiconductor Corp   COM              303726103      141     9500 SH       SOLE                     9500
Fifth Third Bancorp            COM              316773100     1840    50100 SH       SOLE                    50100
Finisar Corporation            COM              31787A101       24    17800 SH       SOLE                    17800
Genentech Inc.                 COM              368710406     4174    49566 SH       SOLE                    49566
General Electric               COM              369604103     5420   160983 SH       SOLE                   160983
Gric Communications, Inc.      COM              382859106       13    10000 SH       SOLE                    10000
Honeywell International Inc.   COM              438516106     3435    91590 SH       SOLE                    91590
Integra, Inc.                  COM              45811M105        0    25000 SH       SOLE                    25000
Intel Corporation              COM              458140100     3970   161074 SH       SOLE                   161074
International Business Machine COM              459200101      683     8515 SH       SOLE                     8515
Intuit Inc.                    COM              461202103     2494    55650 SH       SOLE                    55650
JP Morgan Chase                COM              46625h100     2527    74463 SH       SOLE                    74463
Johnson & Johnson              COM              478160104     6195    97892 SH       SOLE                    97892
Juniper Networks Inc.          COM              48203r104      212     8900 SH       SOLE                     8900
Kinder Morgan Inc              COM              49455p101     2660    27665 SH       SOLE                    27665
Lockheed Martin                COM              539830109      214     3500 SH       SOLE                     3500
Lucent Technologies            COM              549463107       47    14328 SH       SOLE                    14328
Manor Care Inc.                COM              564055101     2575    67050 SH       SOLE                    67050
Maxim Integrated Prods.        COM              57772K101     1024    24000 SH       SOLE                    24000
Medtronic                      COM              585055106     3071    57280 SH       SOLE                    57280
Merck                          COM              589331107      204     7500 SH       SOLE                     7500
Microsoft Corp                 COM              594918104     6809   264645 SH       SOLE                   264645
Miller Industries, Inc.        COM              600551204      177     9000 SH       SOLE                     9000
Mindspeed Technologies Inc     COM              602682106       57    23603 SH       SOLE                    23603
Mobilepro Corp.                COM              60742e205      146   551000 SH       SOLE                   551000
New York Community Bancorp     COM              649445103     2488   151700 SH       SOLE                   151700
Nokia Corp Sponsored Adr Ser A COM              654902204      211    12500 SH       SOLE                    12500
Northern Trust Corp.           COM              665859104     2988    59100 SH       SOLE                    59100
Office Depot                   COM              676220106     2759    92884 SH       SOLE                    92884
Orthometrix Inc.               COM              68750M100       30   128265 SH       SOLE                   128265
Pfizer Inc                     COM              717081103     2538   101649 SH       SOLE                   101649
Popular, Inc                   COM              733174106      363    15000 SH       SOLE                    15000
S&P 500 Depository Receipt (Sp COM              78462F103     1509    12264 SH       SOLE                    12164
Sapient                        COM              803062108       35     5525 SH       SOLE                     5525
Schering Plough Corp           COM              806605101     3093   146950 SH       SOLE                   146950
Semiconductor Holders Trust    COM              816636203     3226    87325 SH       SOLE                    87325
Siebel Systems Inc             COM              826170102      155    15000 SH       SOLE                    15000
Solectron Corp                 COM              834182107       39    10000 SH       SOLE                    10000
Sun Microsystems               COM              866810104       80    20350 SH       SOLE                    20350
SunTrust Banks                 COM              867914103     1457    20975 SH       SOLE                    20975
Sysco Corp                     COM              871829107     3104    98938 SH       SOLE                    98938
Tiffany & Co.                  COM              886547108     1060    26663 SH       SOLE                    26663
Tyler Technologies Inc.        COM              902252105     2544   307212 SH       SOLE                   307212
United Technologies Corp       COM              913017109     2240    43219 SH       SOLE                    43219
Valero Energy                  COM              91913Y100     1154    10211 SH       SOLE                    10211
Viacom Inc Cl B                COM              925524308     2621    79400 SH       SOLE                    79400
Wal-Mart Stores                COM              931142103     3410    77825 SH       SOLE                    77825
WebMD Corp.                    COM              94769m105     1828   164950 SH       SOLE                   164950
eBay, Inc.                     COM              278642103     4320   104855 SH       SOLE                   104855
iBasis, Inc.                   COM              450732102       60    24500 SH       SOLE                    24500